Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 146,050,000.00
Previously Paid Amount	19,375.43
Total Fee Amount	20,169.51
Total Offset Amount	0.00
Net Fee	$ 794.08